UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Defiance Asset Management, LLC

Address:  100 Front Street
          Suite 920
          West Conshohocken, PA 19428

13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mimi Drake
Title:  Chief Financial Officer
Phone:  (610) 940-5306


Signature, Place and Date of Signing:

/s/ Mimi Drake                 West Conshohocken, PA         February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  86

Form 13F Information Table Value Total: $189,566
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number        Name

1          028-11630                   Defiance Asset Management Fund, L.P.

2          028-12487                   Defiance Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                       December 31, 2008



COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COL 7       COLUMN 8

                              TITLE                       VALUE     SHRS OR   SH/ PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (x$1,000)  PRN AMT   PRN CALL   DISCRETION     MGRS     SOLE    SHARED NONE
--------------                --------        -----      ---------  -------   --- ----   ----------     ----     ----    ------ ----
AEROPOSTALE                   COM             007865108   1,398        86,844 SH         Shared-Defined  1          86,844
AEROPOSTALE                   COM             007865108     732        45,456 SH         Shared-Defined  2          45,456
AETNA INC NEW                 COM             00817Y108   1,476        51,787 SH         Shared-Defined  1          51,787
AETNA INC NEW                 COM             00817Y108     791        27,742 SH         Shared-Defined  2          27,742
ASYST TECHNOLOGY CORP         COM             04648X107     258     1,032,647 SH         Shared-Defined  1       1,032,647
ASYST TECHNOLOGY CORP         COM             04648X107     131       525,370 SH         Shared-Defined  2         525,370
BECKMAN COULTER INC           COM             075811109   2,826        64,324 SH         Shared-Defined  1          64,324
BECKMAN COULTER INC           COM             075811109   1,480        33,676 SH         Shared-Defined  2          33,676
CARPENTER TECHNOLOGY CORP     COM             144285103   1,177        57,899 SH         Shared-Defined  1          57,899
CARPENTER TECHNOLOGY CORP     COM             144285103     659        32,408 SH         Shared-Defined  2          32,408
CF INDS HLDGS INC             COM             125269100   1,452        29,538 SH         Shared-Defined  1          29,538
CF INDS HLDGS INC             COM             125269100     760        15,462 SH         Shared-Defined  2          15,462
CISCO SYS INC                 COM             17275R102   3,608       221,339 SH         Shared-Defined  1         221,339
CISCO SYS INC                 COM             17275R102   1,902       116,661 SH         Shared-Defined  2         116,661
CLIFFS NATURAL RESOURCES INC  COM             18683K101   4,856       189,607 SH         Shared-Defined  1         189,607
CLIFFS NATURAL RESOURCES INC  COM             18683K101   2,557        99,848 SH         Shared-Defined  2          99,848
COCA COLA CO                  COM             191216100   5,665       125,146 SH         Shared-Defined  1         125,146
COCA COLA CO                  COM             191216100   2,981        65,854 SH         Shared-Defined  2          65,854
CONOCOPHILLIPS                COM             20825C104   5,583       107,780 SH         Shared-Defined  1         107,780
CONOCOPHILLIPS                COM             20825C104   2,940        56,749 SH         Shared-Defined  2          56,749
CUMMINS INC                   COM             231021106   2,959       110,697 SH         Shared-Defined  1         110,697
CUMMINS INC                   COM             231021106   1,558        58,303 SH         Shared-Defined  2          58,303
DEERE & CO                    COM             244199105   3,011        78,564 SH         Shared-Defined  1          78,564
DEERE & CO                    COM             244199105   1,583        41,303 SH         Shared-Defined  2          41,303
EMERSON ELEC CO               COM             291011104   4,368       119,300 SH         Shared-Defined  1         119,300
EMERSON ELEC CO               COM             291011104   2,276        62,170 SH         Shared-Defined  2          62,170
FLEXTRONICS INTL LTD          ORD             Y2573F102   1,350       527,298 SH         Shared-Defined  1         527,298
FLEXTRONICS INTL LTD          ORD             Y2573F102     710       277,211 SH         Shared-Defined  2         277,211
FLOWSERVE CORP                COM             34354P105   3,108        60,340 SH         Shared-Defined  1          60,340
FLOWSERVE CORP                COM             34354P105   1,630        31,660 SH         Shared-Defined  2          31,660
GAMESTOP CORP NEW             CL A            36467W109   1,354        62,522 SH         Shared-Defined  1          62,522
GAMESTOP CORP NEW             CL A            36467W109     713        32,922 SH         Shared-Defined  2          32,922
GUESS INC                     COM             401617105   1,778       115,850 SH         Shared-Defined  1         115,850
GUESS INC                     COM             401617105     931        60,650 SH         Shared-Defined  2          60,650
HALLIBURTON CO                COM             406216101   4,320       237,606 SH         Shared-Defined  1         237,606
HALLIBURTON CO                COM             406216101   2,261       124,394 SH         Shared-Defined  2         124,394
HARSCO CORP                   COM             415864107   2,923       106,331 SH         Shared-Defined  1         106,331
HARSCO CORP                   COM             415864107   1,530        55,669 SH         Shared-Defined  2          55,669
HESS CORP                     COM             42809H107   3,345        62,358 SH         Shared-Defined  1          62,358
HESS CORP                     COM             42809H107   1,751        32,642 SH         Shared-Defined  2          32,642
HONEYWELL INTL INC            COM             438516106   3,412       103,943 SH         Shared-Defined  1         103,943
HONEYWELL INTL INC            COM             438516106   1,795        54,677 SH         Shared-Defined  2          54,677
ISHARES TR                    DJ US BAS MATL  464287838   5,478       147,695 SH         Shared-Defined  1         147,695
ISHARES TR                    DJ US BAS MATL  464287838   2,867        77,305 SH         Shared-Defined  2          77,305
JAKKS PAC INC                 COM             47012E106   5,411       262,309 SH         Shared-Defined  1         262,309
JAKKS PAC INC                 COM             47012E106   2,859       138,569 SH         Shared-Defined  2         138,569
JOHNSON & JOHNSON             COM             478160104   2,745        45,882 SH         Shared-Defined  1          45,882
JOHNSON & JOHNSON             COM             478160104   1,443        24,118 SH         Shared-Defined  2          24,118
MICROSOFT CORP                COM             594918104   2,497       128,472 SH         Shared-Defined  1         128,472
MICROSOFT CORP                COM             594918104   1,313        67,528 SH         Shared-Defined  2          67,528
MOSAIC CO                     COM             61945A107   1,429        41,354 SH         Shared-Defined  1          41,354
MOSAIC CO                     COM             61945A107     748        21,646 SH         Shared-Defined  2          21,646
NABORS INDUSTRIES LTD         SHS             G6359F103   2,409       201,215 SH         Shared-Defined  1         201,215
NABORS INDUSTRIES LTD         SHS             G6359F103   1,257       105,008 SH         Shared-Defined  2         105,008
NBTY INC                      COM             628782104     678        43,324 SH         Shared-Defined  1          43,324
NBTY INC                      COM             628782104     379        24,211 SH         Shared-Defined  2          24,211
NUCOR CORP                    COM             670346105   3,234        70,010 SH         Shared-Defined  1          70,010
NUCOR CORP                    COM             670346105   1,705        36,896 SH         Shared-Defined  2          36,896
OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106   1,210        16,409 SH         Shared-Defined  1          16,409
OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106     633         8,591 SH         Shared-Defined  2           8,591
SEAGATE TECHNOLOGY            SHS             G7945J104     845       191,937 SH         Shared-Defined  1         191,937
SEAGATE TECHNOLOGY            SHS             G7945J104     445       101,063 SH         Shared-Defined  2         101,063
SKECHERS U S A INC            CL A            830566105   6,239       486,650 SH         Shared-Defined  1         486,650
SKECHERS U S A INC            CL A            830566105   3,300       257,247 SH         Shared-Defined  2         257,247
SPX CORP                      COM             784635104   1,969        48,569 SH         Shared-Defined  1          48,569
SPX CORP                      COM             784635104   1,031        25,431 SH         Shared-Defined  2          25,431
SYMANTEC CORP                 COM             871503108   1,331        98,452 SH         Shared-Defined  1          98,452
SYMANTEC CORP                 COM             871503108     697        51,548 SH         Shared-Defined  2          51,548
TEREX CORP NEW                COM             880779103   2,618       151,173 SH         Shared-Defined  1         151,173
TEREX CORP NEW                COM             880779103   1,383        79,831 SH         Shared-Defined  2          79,831
TWEEN BRANDS INC              COM             901166108   1,814       419,907 SH         Shared-Defined  1         419,907
TWEEN BRANDS INC              COM             901166108     971       224,770 SH         Shared-Defined  2         224,770
UNITED STATES OIL FUND LP     UNITS           91232N108   6,171       186,424 SH         Shared-Defined  1         186,424
UNITED STATES OIL FUND LP     UNITS           91232N108   3,230        97,576 SH         Shared-Defined  2          97,576
WALGREEN CO                   COM             931422109   5,510       223,346 SH         Shared-Defined  1         223,346
WALGREEN CO                   COM             931422109   2,903       117,654 SH         Shared-Defined  2         117,654
WELLPOINT INC                 COM             94973V107   6,551       155,502 SH         Shared-Defined  1         155,502
WELLPOINT INC                 COM             94973V107   3,509        83,300 SH         Shared-Defined  2          83,300
WET SEAL INC                  CL A            961840105   1,620       545,502 SH         Shared-Defined  1         545,502
WET SEAL INC                  CL A            961840105     852       286,831 SH         Shared-Defined  2         286,831
YAMANA GOLD INC               COM             98462Y100   2,447       317,025 SH         Shared-Defined  1         317,025
YAMANA GOLD INC               COM             98462Y100   1,281       165,975 SH         Shared-Defined  2         165,975
ZIMMER HLDGS INC              COM             98956P102   1,743        43,124 SH         Shared-Defined  1          43,124
ZIMMER HLDGS INC              COM             98956P102     913        22,576 SH         Shared-Defined  2          22,576



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